Statements of Operations - USD ($)	3 Months Ended		9 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2016	Jan. 31, 2015
Income Statement [Abstract]
Revenues	$ 3,259	$ 46,653	$ 42,631	$ 86,097
Costs and expenses:
Costs of services		27,070	115,484	37,504
Depreciation	95,265	95,265	285,795	127,020
Selling, general and administrative	45,438	226,021	207,513	518,632
Total costs and expenses	140,703	348,356	608,792	683,156
Loss from operations	(137,444)	(301,703)	(566,161)	(597,059)
Other income (expense):
Interest expense	(28,635)	(35,174)	(85,675)	(47,543)
Gain (loss) on change in derivative liabilities		(120,359)		456,294
Total other income (expense)	(28,635)	(155,533)	(85,675)	408,751
Net loss	$ (166,079)	$ (457,236)	$ (651,836)	$ (188,308)
Basic earnings (loss) per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Diluted earnings (loss) per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding - Basic	508,000,000	500,000,000	508,000,000	500,000,000
Weighted average number of shares outstanding - Diluted	508,000,000	500,000,000	505,391,304	500,000,000